Equity (Details Textual) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	6,207,268	6,183,643
Common Stock, Shares, Outstanding	6,207,268	6,183,643
Common Stock Subject To Possible Redemption	18,792,732	18,816,357
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0